[LOGO OMITTED]  ALPHA ANALYTICS
               INVESTMENT TRUST









                           Alpha Analytics Value Fund
                       Alpha Analytics Digital Future Fund
















                                  Annual Report
                                  July 31, 2001

Dear Fellow Shareholders:

We are pleased to send you the Alpha Analytics Funds' Annual Report, which contains information on the holdings of each of the Funds, along with the Financial Highlights and Statements of Operations for the 12-month period ending July 31, 2001.

We encourage you to read them to help you stay informed about your mutual fund investment.

The last year has been an extremely difficult investing environment. Most broad market indices were down over the last 12-months. Growth stocks, in general, and technology stocks in particular did much worse than the market as a whole. The Alpha Analytics Digital Future Fund is an aggressive growth technology fund. Given this focus, it is not surprising that it declined substantially. Details are given in the Financial Highlights section of the Annual Report.

It is a rare cloud that has no silver lining. After lagging growth for many years, value investing came back in favor last year. This helped the Alpha Analytics Value fund, which was up over the last 12 months. Again, we refer you to the Financial Highlights section of the Annual Report.

One lesson from this last year is the importance of diversifying, of not putting all of your eggs in one basket. At different times the market rewards different styles of investing. It is impossible to say before hand what is going to work in the immediate future. Currently value investing is doing well, while growth is doing poorly. At some point in the future this will undoubtedly change.

One of our goals in the coming year is to make investing in the Alpha Analytics Mutual Funds easier and more convenient. Our funds are available through several brokers and fund supermarkets including Schwab OneSource(r). We have several more agreements in process. If we are not available through your preferred broker or fund supermarket, please let us know.

We continue to enhance our web site. At your request, the historical NAVs of the funds are now available on line. For those of you who invest with us directly, you can now view account balances and transaction history on line.

As always, we look forward to serving your investment needs and thank you for the trust you have placed in us.

For the Intelligent Investor-


Reg Gipson


Alpha Analytics Mutual Funds are distributed by AmeriMutual Fund Distributor, Inc. Mutual Funds are sold by prospectus only. Please read the prospectus carefully before investing or sending money. A prospectus can be obtained free of charge from Alpha Analytics at 1-877-Alpha40.

           COMPARISON OF CHANGES IN VALUE OF $10,000 SINCE INCEPTION
                     (INCLUDING REINVESTMENT OF DIVIDENDS)

                           ALPHA ANALYTICS VALUE FUND
                          Average Annual Total Return:
                    For the Year Ended July 31, 2001: 13.93%
                   Since Inception (January 1, 1999): 22.73%

                          Value Fund          $16,967
                          S&P 500 Index       $10,165


Date                         Value Fund                  S&P 500 Index
----                         ----------                  -------------

                              ENDING                          ENDING
                               VALUE                           VALUE
                               -----                           -----
31-DEC-98                     10,000                          10,000
31-Jul-99                     11,920                          10,887
31-Jan-00                     14,066                          11,496
31-Jul-00                     14,892                          11,864
31-Jan-01                     17,525                          11,392
31-Jul-01                     16,967                          10,165




                       ALPHA ANALYTICS DIGITAL FUTURE FUND
                          Average Annual Total Return:
                    For the Year Ended July 31, 2001:   (66.26)%
                   Since Inception (December 22, 1999): (38.23)%

                       Digital Future Fund          $4,609
                       NASDAQ Composite Index       $5,202


Date                         Digital Future Fund             NASDAQ
----                         -------------------          -------------

                                  ENDING                     ENDING
                                   VALUE                      VALUE
                                   -----                      -----

21-Dec-99                         10,000                      10,000
31-Jan-00                         11,370                      10,076
30-Apr-00                         13,040                       9,876
31-Jul-00                         13,660                       9,640
31-Oct-00                         12,800                       8,627
31-Jan-01                         10,673                       7,104
30-Apr-01                          5,922                       5,426
31-Jul-01                          4,609                       5,202

The performance information shown represents past performance and should not be interpreted as indicative of the Fund's future performance.

Return and share price will fluctuate so that shares, when redeemed, may be worth more or less than their orginal cost.



                        ALPHA ANALYTICS INVESTMENT TRUST
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                 July 31, 2001


                                                                        MARKET
   Shares                                                               VALUE
-------------                                                        -----------

COMMON STOCKS - 96.10%
AUTOMOBILES - 2.67%
     7,800+     General Motors Corp. Cl H .......................     $  150,540
                                                                      ----------

BANKING - 8.52%
     2,400      Bank of America Corp. ...........................        152,688
     4,300      FleetBoston Financal Corp. ......................        161,336
     7,000      U.S. Bancorp ....................................        166,180
                                                                      ----------
                                                                         480,204
                                                                      ----------
BEVERAGES - 2.39%
     3,300      Diageo PLC- Sponsored ADR .......................        134,772
                                                                      ----------

COMMERCIAL SERVICES - 2.09%
     1,700      First Data Corp. ................................        117,844
                                                                      ----------

COMMUNICATION SERVICES - 4.78%
     7,600+     AT&T Wireless Services, Inc. ....................        142,044
     4,500      Motorola, Inc. ..................................         84,105
     1,700      Nippon Telegraph and Telephone Corp ADR .........         43,265
                                                                      ----------
                                                                         269,414
                                                                      ----------
COMPUTER HARDWARE - 1.01%
    10,600+     Palm, Inc. ......................................         56,922
                                                                      ----------

COMPUTER NETWORKS - 1.63%
    18,400+     Novell, Inc. ....................................         91,816
                                                                      ----------

COMPUTER SERVICES - 2.76%
    13,600+     Unisys Corp. ....................................        155,720
                                                                      ----------

COMPUTER SOFTWARE & PROGRAMMING - 6.50%
     2,900      Electronic Data Systems Corp. ...................        185,165
     3,500+     Synopsys, Inc. ..................................        181,125
                                                                      ----------
                                                                         366,290
                                                                      ----------
FOOD- 3.18%
     8,900      Sara Lee Corp. ..................................        179,513
                                                                      ----------

FINANCIAL SERVICES - 6.57%
     5,952      ING Groep N.V. Sponsored ADR ....................        193,499
     3,150      MBIA, Inc. ......................................        176,904
                                                                      ----------
   370,403
INSURANCE - 7.58%
     5,200+     Aetna, Inc. .....................................        146,692
     3,500      Allstate Corp. ..................................        122,360
     5,000      SAFECO Corp. ....................................        158,600
                                                                      ----------
                                                                         427,652
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

                                      -3-


                        ALPHA ANALYTICS INVESTMENT TRUST
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                  July 31, 2001
                                   (Continued)

                                                                        MARKET
   Shares                                                               VALUE
-------------                                                        -----------

INTERNET SOFTWARE - 2.57%
     3,000+     Symantec Corp. ..................................     $  144,630
                                                                      ----------

MEDICAL & RELATED - 14.85%
     4,400      Abbott Laboratories .............................        235,796
     8,200+     Boston Scientific Corp. .........................        147,682
     5,000+     Guidant Corp. ...................................        159,400
     3,300      Mylan Laboratories, Inc. ........................        111,375
     2,400      Roche Holding Ltd. ADR ..........................        182,709
                                                                      ----------
                                                                         836,962
                                                                      ----------
MULTIMEDIA - 2.38%
     2,000      Gannett Co., Inc. ...............................        134,060
                                                                      ----------
OIL,  ENERGY & NATURAL GAS - 8.15%
     4,400      Conoco, Inc- Cl B ...............................        136,400
     2,700      ENSCO International, Inc. .......................         55,863
     2,400+     Noble Drilling Corp. ............................         73,656
     3,000      Schlumberger Ltd. ...............................        161,250
     1,000      Transocean Sedco Forex, Inc. ....................         32,290
                                                                      ----------
                                                                         459,459
                                                                      ----------
PHARMACEUTICALS - 7.90%
     2,800      Alpharma, Inc. Cl A .............................         78,988
     4,500      Schering-Plough Corp. ...........................        175,725
     2,900+     Watson Pharmaceuticals, Inc. ....................        190,965
                                                                      ----------
                                                                         445,678
                                                                      ----------
RETAIL - 5.16%
     1,400+     Abercrombie & Fitch Co. Cl A ....................         54,348
     8,900      Limited, Inc. ...................................        151,033
     3,800      Nordstrom, Inc. .................................         85,500
                                                                      ----------
                                                                         290,881
                                                                      ----------
SOFTWARE - 5.41%
     9,200+     BMC Software, Inc. ..............................        184,000
    12,800+     Parametric Technology Corp. .....................        121,216
                                                                      ----------
                                                                         305,216
                                                                      ----------
TOTAL COMMON STOCKS
                (Cost $4,782,655) ...............................      5,417,976
                                                                      ----------


   The accompanying notes are an integral part of these financial statements.



                                      -4-





                        ALPHA ANALYTICS INVESTMENT TRUST
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                 July 31, 2001
                                   (Continued)

 PRINCIPAL                                                              MARKET
   AMOUNT                                                               VALUE
-------------                                                        -----------

SHORT TERM INVESTMENTS- 3.67%
   $ 206,929        Firstar U.S. Treasury Money Market Fund, 3.43%
                     (Cost $206,929).............................    $ 206,929
                                                                     ---------

                    TOTAL INVESTMENTS
                     (Cost $4,989,584)...................  99.77%    5,624,905

                    Cash and other assets less liabilities. 0.23%       12,771
                                                          -------    ---------

                    TOTAL NET ASSETS......................100.00%    $5,637,676
                                                          =======    ==========


(1) Federal Tax Information: At July 31, 2001 the net
        unrealized appreciation based on cost for Federal
        income tax purposes of $4,989,584 was as follows:
             Aggregate gross unrealized appreciation for
                all investments for which there was an
                excess of value over cost........................    $  894,479
             Aggregate gross unrealized depreciation for all
                investments for which there was an excess of
                cost over value..................................      (259,158)
                                                                     ----------

             Net unrealized appreciation.........................    $  635,321
                                                                     ==========

+      Non-income producing security


   The accompanying notes are an integral part of these financial statements.






                        ALPHA ANALYTICS INVESTMENT TRUST
                               DIGITAL FUTURE FUND
                             SCHEDULE OF INVESTMENTS
                                 July 31, 2001


                                                                        Market
  Shares                                                                Value
------------                                                         -----------

COMMON STOCKS - 94.85%
COMMUNICATIONS EQUIPMENT - 11.27%
     1,200+   Avanex Corp. ............................              $    8,352
     2,100+   Comverse Technology, Inc. ...............                  59,388
     3,000    Nokia Corp. Sponsored ADR ...............                  65,430
       300+   QUALCOMM, Inc. ..........................                  18,969
                                                                     ----------
                                                                        152,139
                                                                     ----------
COMPUTER HARDWARE - 6.02%
     1,800+   Emulex Corp. ............................                  42,246
     2,400+   Sun Microsystems, Inc. ..................                  39,096
                                                                     ----------
                                                                         81,342
                                                                     ----------
COMPUTER/NETWORK PRODUCTS - 9.53%
     1,300+   Brocade Communications Systems, Inc. ....                  42,822
     2,100+   EMC Corp. ...............................                  41,412
        47+   McDATA Corp. Cl A .......................                     853
     3,500+   Network Appliance, Inc. .................                  43,680
                                                                     ----------
                                                                        128,767
                                                                     ----------
COMPUTERS - PERIPHERAL EQUIPMENT - 6.30%
     3,600+   SanDisk Corp. ...........................                  85,104
                                                                     ----------

COMPUTER SOFTWARE & SERVICES - 10.52%
    10,000+   Excelon Corp. ...........................                  12,100
     3,700+   Gemplus International SA ADR ............                  19,240
     5,100+   Informatica Corp. .......................                  42,177
     1,900    SAP AG- Sponsored ADR ...................                  68,552
                                                                     ----------
                                                                        142,069
                                                                     ----------
ELECTRONICS - INSTRUMENT - 9.18%
     1,800+   Coherent, Inc. ..........................                  66,564
     2,500    Newport Corp. ...........................                  57,375
                                                                     ----------
                                                                        123,939
                                                                     ----------
ELECTRONIC COMPONENTS - SEMICONDUCTORS - 20.03%
       500+   Broadcom Corp. Cl A .....................                  21,815
     1,000+   Conexant Systems, Inc. ..................                   9,510
       700    Intel Corp. .............................                  20,867
     1,000+   Intersil Holding Corp. Cl A .............                  34,700
     1,300+   QLogic Corp. ............................                  49,933
     5,000+   Rambus, Inc. ............................                  39,200
     1,000    Texas Instruments, Inc. .................                  34,500
     1,500+   Xilinx, Inc. ............................                  60,000
                                                                     ----------
                                                                        270,525
                                                                     ----------
FIBER OPTICS- 8.23%
     4,000+   C-COR.net Corp. .........................                  46,120
     9,300+   Optical Communication Products, Inc. Cl A                  65,100
                                                                     ----------
                                                                        111,220
                                                                     ----------

   The accompanying notes are an integral part of these financial statements.

                                      -6-



                        ALPHA ANALYTICS INVESTMENT TRUST
                               DIGITAL FUTURE FUND
                             SCHEDULE OF INVESTMENTS
                                  July 31, 2001
                                   (Continued)

                                                                       Market
   Shares                                                               Value
 ----------                                                          -----------

SEMICONDUCTOR- INTEGRATED CIRCUITS - 13.77%
     5,000+   Atmel Corp. .............................              $   50,050
     4,000+   TriQuint Semiconductors, Inc. ...........                  90,600
     2,300+   Vitesse Semiconductor Corp. .............                  45,310
                                                                     ----------
                                                                        185,960
                                                                     ----------
TOTAL COMMON STOCKS
              (Cost $2,084,652) .......................               1,281,065
                                                                     ----------

 Principal
  Amount
------------

SHORT TERM INVESTMENTS - 2.98%
   $ 40,222   Firstar U.S. Treasury Money Market Fund, 3.43%
               (Cost $40,222)..........................                  40,222
                                                                     ----------

              TOTAL INVESTMENTS
               (Cost $2,124,874).......................   97.83%      1,321,287

              Cash and other assets less liabilities...    2.17%         29,337
                                                        -------      ----------

              TOTAL NET ASSETS.........................  100.00%     $1,350,624
                                                         ======      ==========



(1) Federal Tax Information: At July 31, 2001 the net unrealized depreciation based on cost for Federal income tax purposes of
    $2,142,983 was as follows:
            Aggregate gross unrealized appreciation
                for all investments for which there
                was an excess of value over cost.......              $   45,668
            Aggregate gross unrealized depreciation
                for all investments for which there
                was an excess of cost over value.......                (867,364)
                                                                     ----------
            Net unrealized depreciation................              $ (821,696)
                                                                     ==========

+ Non-income producing security



   The accompanying notes are an integral part of these financial statements.



                        ALPHA ANALYTICS INVESTMENT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 July 31, 2001


                                                                             DIGITAL
                                                           VALUE FUND      FUTURE FUND
                                                          -------------   -------------
ASSETS:
Investments in securities, at value (Cost $4,989,584 and
     and $2,124,874, respectively) (Note 2) ............   $ 5,624,905   $ 1,321,287
Receivable for securities sold ..........................        16,423       143,485
Dividends and interest receivable .......................         1,784            91
Other receivables .......................................         5,118             0
                                                            -----------   -----------
      Total Assets ......................................     5,648,230     1,464,863
                                                            -----------   -----------

LIABILITIES:
Payable for securities purchased ........................         3,700       107,322
Payable for fund shares repurchased .....................             0         5,118
Accrued advisory fees (Note 3) ..........................         6,318         1,575
Other payables ..........................................           536           224
                                                            -----------   -----------
      Total Liabilities .................................        10,554       114,239
                                                            -----------   -----------
      Net Assets ........................................   $ 5,637,676   $ 1,350,624
                                                            ===========   ===========

NET ASSETS CONSIST OF:
Additional paid in capital ..............................   $ 4,994,131   $ 3,840,866
Accumulated net investment income (loss) ................         5,344             0
Undistributed net realized gain (loss) from
      investment transactions ...........................         2,880    (1,686,655)
Net unrealized appreciation (depreciation) on investments       635,321      (803,587)
                                                            -----------   -----------
      Net Assets ........................................   $ 5,637,676   $ 1,350,624
                                                            ===========   ===========

Net asset value and redemption price per share
      ($5,637,676/412,032 and $1,350,624/295,872 shares
       outstanding, respectively) (Note 4) ..............   $     13.68   $      4.56
                                                            ===========   ===========



   The accompanying notes are an integral part of these financial statements.


                        ALPHA ANALYTICS INVESTMENT TRUST
                            STATEMENTS OF OPERATIONS
                        For the year ended July 31, 2001



                                                                        DIGITAL
                                                       VALUE FUND     FUTURE FUND
                                                       -----------    -----------

INVESTMENT INCOME:
Dividends
  (includes foreign tax withheld at source) ........   $    55,095    $       549
Interest ...........................................        17,955          2,135
                                                       -----------    -----------
       Total investment income .....................        73,050          2,684
                                                       -----------    -----------

EXPENSES:
Investment advisory fee (Note 3) ...................        78,123         39,127
Trustees' fees .....................................        12,000         12,000
Taxes ..............................................           800            800
Interest ...........................................             5          2,125
                                                       -----------    -----------
       Total expenses ..............................        90,928         54,052

Less:  Expense reimbursement and waivers (Note 3) ..       (23,222)       (20,142)
                                                       -----------    -----------
       Net expenses ................................        67,706         33,910
                                                       -----------    -----------

       Net investment income (loss) ................         5,344        (31,226)
                                                       -----------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS :  (Note 2)
Net realized gain (loss) from investment
       transactions ................................         3,792     (1,681,718)
Net change in unrealized appreciation (depreciation)
       of investments for the period ...............       573,343       (872,888)
                                                       -----------    -----------
Net realized and unrealized gain (loss)
       on investments ..............................       577,135     (2,554,606)
                                                       -----------    -----------
Net increase (decrease) in net assets resulting
       from operations .............................   $   582,479    $(2,585,832)
                                                       ===========    ===========


   The accompanying notes are an integral part of these financial statements.




                        ALPHA ANALYTICS INVESTMENT TRUST
                                   VALUE FUND
                       STATEMENTS OF CHANGES IN NET ASSETS




                                                                      For the year ended July 31,
                                                                         2001             2000
                                                                     --------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:

Net investment income (loss) ........................................   $     5,344    $    (9,578)
Net realized gain (loss) from investment transactions ...............         3,792        783,350
Net change in unrealized appreciation (depreciation) for the period .       573,343        (74,143)
                                                                        -----------    -----------

Net increase (decrease) in net assets resulting from operations .....       582,479        699,629
                                                                        -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions from net investment income ($0.00 and $0.01
     per share, respectively) .......................................             0         (2,166)
Distributions from net realized gains on investments ($2.41 and $0.58
     per share, respectively) .......................................      (773,311)      (125,624)
                                                                        -----------    -----------

Total distributions to shareholders .................................      (773,311)      (127,790)
                                                                        -----------    -----------

CAPITAL SHARE TRANSACTIONS:  (Note 4) ...............................     1,279,522      1,591,898
                                                                        -----------    -----------

Net increase (decrease) in net assets ...............................     1,088,690      2,163,737
NET ASSETS:
Beginning of period .................................................     4,548,986      2,385,249
                                                                        -----------    -----------

End of period (including undistributed net investment income of
    $5,344 and $0, respectively) ....................................   $ 5,637,676    $ 4,548,986
                                                                        ===========    ===========


   The accompanying notes are an integral part of these financial statements.






                        ALPHA ANALYTICS INVESTMENT TRUST
                               DIGITAL FUTURE FUND
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                       For the year   December 22, 1999(1)
                                                                          ended            through
                                                                      July 31, 2001     July 31, 2000
                                                                      -------------   -------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:

Net investment income (loss) ........................................   $   (31,226)   $   (17,274)
Net realized gain (loss) from investment transactions ...............    (1,681,718)        45,690
Net change in unrealized appreciation (depreciation) for the period .      (872,888)        69,301
                                                                        -----------    -----------

Net increase (decrease) in net assets resulting from operations .....    (2,585,832)        97,717
                                                                        -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions from net investment income ............................             0              0
Distributions from net realized gains on investments ($0.12 and $0.00
     per share, respectively) .......................................       (33,354)             0
                                                                        -----------    -----------

Total distributions to shareholders .................................       (33,354)             0
                                                                        -----------    -----------

CAPITAL SHARE TRANSACTIONS:  (Note 4) ...............................       550,825      3,321,268
                                                                        -----------    -----------

Net increase (decrease) in net assets ...............................    (2,068,361)     3,418,985
NET ASSETS:
Beginning of period .................................................     3,418,985              0
                                                                        -----------    -----------

End of period .......................................................   $ 1,350,624    $ 3,418,985
                                                                        ===========    ===========



(1) Commencement of operations.


   The accompanying notes are an integral part of these financial statements.



                        ALPHA ANALYTICS INVESTMENT TRUST
                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
              (For a fund share outstanding throughout each period)


                                                              For the year  For the year  January 1, 1999 (1)
                                                                  ended         ended         through
                                                              July 31, 2001 July 31, 2000  July 31, 1999
                                                             -------------- ------------- -----------------


Net asset value, beginning of period .......................   $   14.24     $   11.92     $   10.00
                                                               ---------     ---------     ---------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...............................        0.01         (0.04)         0.01
Net realized and unrealized gain (loss)
     on investments ........................................        1.84          2.95          1.91
                                                               ---------     ---------     ---------
Total from investment operations ...........................        1.85          2.91          1.92
                                                               ---------     ---------     ---------

LESS DISTRIBUTIONS:
Dividends from net investment income .......................        0.00         (0.01)         0.00
Distribution from realized gains from security
     transactions ..........................................       (2.41)        (0.58)         0.00
                                                               ---------     ---------     ---------
Total distributions ........................................       (2.41)        (0.59)         0.00
                                                               ---------     ---------     ---------

Net asset value, end of period .............................   $   13.68     $   14.24     $   11.92
                                                               =========     =========     =========

Total return ...............................................       13.93%        24.94%        19.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......................   $   5,638     $   4,549     $   2,385
Ratio of expenses to average net assets,
     before reimbursement ..................................        1.74%         1.78%         2.45%(2)
Ratio of expenses to average net assets,
     net of reimbursement ..................................        1.30%         1.30%         1.30%(2)
Ratio of net investment income (loss) to average net assets,
     before reimbursement ..................................       (0.34)%       (0.76)%       (1.03)(2)
Ratio of net investment income (loss) to average net assets,
     net of reimbursement ..................................        0.10%        (0.27)%        0.12%(2)
Portfolio turnover rate ....................................       88.06%       101.54%        32.98%


(1) Commencement of operations.
(2) Ratios for this period of operations are annualized.


   The accompanying notes are an integral part of these financial statements.




                        ALPHA ANALYTICS INVESTMENT TRUST
                               DIGITAL FUTURE FUND
                              FINANCIAL HIGHLIGHTS
              (For a fund share outstanding throughout each period)


                                                             For the year      December 22, 1999(1)
                                                                 ended             through
                                                             July 31, 2001      July 31, 2000
                                                            ----------------   -----------------


Net asset value, beginning of period .......................   $   13.66     $   10.00
                                                               ---------     ---------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...............................       (0.11)        (0.10)
Net realized and unrealized gains (losses)
     on investments ........................................       (8.87)         3.76
                                                               ---------     ---------
Total from investment operations ...........................       (8.98)         3.66
                                                               ---------     ---------

LESS DISTRIBUTIONS:
Dividends from net investment income .......................        0.00          0.00
Distribution from realized gains from security
     transactions ..........................................       (0.12)         0.00
                                                               ---------     ---------
Total distributions ........................................       (0.12)         0.00
                                                               ---------     ---------

Net asset value, end of period .............................   $    4.56     $   13.66
                                                               =========     =========

Total return ...............................................      (66.26)%       36.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......................   $   1,351     $   3,419
Ratio of expenses to average net assets,
     before reimbursement ..................................        2.07%         2.12%(2)
Ratio of expenses to average net assets,
     net of reimbursement ..................................        1.30%         1.30%(2)
Ratio of net investment income (loss) to average net assets,
     before reimbursement ..................................       (1.97)%       (2.04)(2)
Ratio of net investment income (loss) to average net assets,
     net of reimbursement ..................................       (1.20)%       (1.21)(2)
Portfolio turnover rate ....................................       90.16%        16.55%


(1) Commencement of operations.
(2) Ratios for this period of operations are annualized.

                        ALPHA ANALYTICS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                  JULY 31, 2001



NOTE 1. ORGANIZATION
     Alpha Analytics Value Fund (the "Value Fund") and Alpha Analytics Digital Future Fund (the "Digital Future Fund"), were each organized as a series of Alpha Analytics Investment Trust, an Ohio business trust (the "Trust"). The Value Fund was organized on August 18, 1998, and commenced operations on January 1, 1999. The Digital Future Fund was organized on December 13, 1999, and commenced operations on December 22, 1999. The Trust is an open-end, diversified management investment company under the Investment Company Act of 1940, authorized to issue an unlimited number of shares, each share representing an undivided, proportionate interest in each Fund, each with its own investment objectives and policies.

    Each Fund's investment objective is to provide shareholders with long term capital appreciation. The Value Fund seeks to achieve its objective by pursuing a relative value philosophy, investing in stocks of companies that possess above-average financial characteristics and that are attractively priced relative to the market and to the prices at which stocks have sold on a historical basis. The Digital Future Fund seeks to achieve its objective by investing primarily in stocks of information technology companies.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from these estimates.

      SECURITY VALUATION- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Funds' adviser, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

      Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                        ALPHA ANALYTICS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                  JULY 31 2001
                                   (Continued)


NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)
        FEDERAL INCOME TAXES- The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any realized capital gain. Therefore, no federal income tax provision is required.

       DIVIDENDS AND DISTRIBUTIONS- Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. Each Fund intends to distribute its net long term capital gains and its net short-term capital gains at least once a year. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Those differences are primarily due to differing treatments for net operating losses and deferral of wash sale losses.

      ORGANIZATION EXPENSES- During its organization and initial registration with the Securities and Exchange Commission (the "SEC"), each Fund incurred organization expenses. The adviser was obligated to incur these expenses.

      SECURITY TRANSACTIONS- The Trust follows industry practice and records security transactions on the trade date. The first-in first-out identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the life of the respective securities.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS
     The Trust retains Alpha Analytics Investment Group, LLC (the "Adviser"), to manage the assets of each Fund. Under the terms of the agreement, a monthly fee is paid to the Adviser at an annual rate of 1.50% of the average daily net assets of each Fund. The Adviser pays all of the operating expenses for each of the Funds except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of non-interested person trustees and extraordinary expenses. The Adviser has contractually agreed to waive the management fees in order to maintain fees of each Fund at an annual rate of 1.30% of average daily net assets through November 30, 2001.

     For the year ended July 31, 2001, the Adviser earned advisory fees of $117,250 and incurred expense reimbursements and waivers of $43,364. The Adviser earned $78,123 from the Value Fund and $39,127 from the Digital Future Fund. The Adviser waived fees and reimbursed expenses amounting to $23,222 for the Value Fund and $20,142 for the Digital Future Fund.

     The Adviser has entered into a sub-advisory agreement with Cambiar Investors, Inc. to serve as the sub-adviser to the Value Fund.

     The Trust has an agreement with AmeriMutual Funds Distributors, Inc. (the "Distributor") to act as the principal distributor of the Funds' shares. The services of the Distributor are operating expenses paid by the Adviser.

    Certain officers and trustees of the Trust are also officers and owners of Alpha Analytics Investment Group, LLC. Beneficial ownership of more than 25% of the voting securities of a fund creates a presumption of control of a fund under
Section 2(a)(9) of the Investment Company Act of 1940. As of July 31, 2001, Wildwood Enterprises owned more than 25% of the Value Fund.

                        ALPHA ANALYTICS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                  JULY 31, 2001
                                   (Continued)


NOTE 4. FUND SHARE TRANSACTIONS
     At July 31, 2001, there was an unlimited number of Fund shares authorized. Paid in capital for the Value Fund and Digital Future Fund amounted to $4,994,131 and $3,840,866, respectively.

     Transactions in capital shares were as follows:


          ALPHA ANALYTICS VALUE FUND:

                                            FOR THE YEAR                  FOR THE YEAR
                                               ENDED                         ENDED
                                           JULY 31, 2001                  JULY 31, 2000
                                         SHARES       AMOUNT           SHARES       AMOUNT
                                         ------       ------           ------       ------

Shares sold .....................        95,803    $ 1,322,241        119,834    $ 1,610,186
Shares issued for reinvestment of
 dividends and distributions
 from realized gains ............        59,669        773,311          9,917        127,727
Shares redeemed .................       (62,831)      (816,030)       (10,464)      (146,015)
                                    -----------    -----------    -----------    -----------

Net increase ....................        92,641    $ 1,279,522        119,287    $ 1,591,898
                                    ===========    ===========    ===========    ===========



            ALPHA ANALYTICS DIGITAL FUTURE FUND:

                                            FOR THE YEAR                FOR THE PERIOD
                                                ENDED                DECEMBER 22, 1999 (1)
                                            JULY 31, 2001              TO JULY 31, 2000
                                         SHARES        AMOUNT         SHARES         AMOUNT
                                         ------        ------         ------         ------

Shares sold .....................       103,138    $   916,662        251,011    $ 3,329,933
Shares issued for reinvestment of
 dividends and distributions
 from realized gains ............         2,874         32,361              0              0
Shares redeemed .................       (60,479)      (398,198)          (672)        (8,666)
                                    -----------    -----------    -----------    -----------
Net increase ....................        45,533    $   550,825        250,339    $ 3,321,267
                                    ===========    ===========    ===========    ===========

         (1) Commencement of operations.



NOTE 5. INVESTMENTS
     Investment transactions, excluding short term investments, for the year ended July 31, 2001, were as follows:
                                                                       DIGITAL
                                                      VALUE FUND    FUTURE FUND
                                                      ----------    -----------
         Purchases..............................     $ 4,935,880     $ 2,728,573
         Sales..................................     $ 4,384,916     $ 2,278,647

NOTE 6. RECLASSIFICATIONS
     In accordance with SOP 93-2, the Digital Future Fund has recorded a reclassification in the capital accounts. As of July 31, 2001, a permanent book/tax difference of ($31,226) has been recorded from undistributed net investment income to paid in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders.

                        ALPHA ANALYTICS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                  JULY 31, 2001
                                   (Continued)


NOTE 7. CAPITAL LOSS CARRYOVERS
     At July 31, 2001 the Digital Future Fund had a net capital loss carryover of approximately $1,666,564 which begins to expire in 2008.

                          INDEPENDENT AUDITOR'S REPORT



To The Shareholders and
Board of Trustees
Alpha Analytics Funds

We have audited the accompanying statement of assets and liabilities of the Alpha Analytics Funds (comprising, respectively, the Alpha Analytics Value Fund and the Alpha Analytics Digital Futures Fund), including the schedule of portfolio investments, as of July 31, 2001, and the related statement of operations, statement of changes in net assets, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of July 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Alpha Analytics Funds as of July 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated in conformity with accounting principles generally accepted in the United States of America.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio
September 14, 2001

                               INVESTMENT ADVISER
                      Alpha Analytics Investment Group, LLC
                         Corporate Mangement Group, Inc.
                      1901 Avenue of the Stars, Suite 1100
                              Los Angeles, CA 90067

                         SUB-ADVISER (TO THE VALUE FUND)
                             Cambiar Investors, Inc.
                      8400 East Prentice Avenue, Suite 460
                               Englewood, CO 80111

                                  LEGAL COUNSEL
                       Brown, Cummins & Brown Co., L.P.A.
                        3500 Carew Tower, 441 Vine Street
                              Cincinnati, OH 45202

                              INDEPENDENT AUDITORS
                        McCurdy & Associates CPA's, Inc.
                               27955 Clemens Road
                               Westlake, OH 44145

                                  ADMINISTRATOR
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                            Hauppauge, NY 11788-5167

                                   DISTRIBUTOR
                      AmeriMutual Funds Distributors, Inc.
                          150 Motor Parkway, Suite 109
                            Hauppauge, NY 11788-5167

                          TRANSFER AGENT (ALL PURCHASE
                            AND REDEMPTION REQUESTS)
                           Orbitex Data Services, Inc.
                        14707 California Street, Suite 5
                                 P.O. Box 542007
                              Omaha, NE 68154-1952

                                    CUSTODIAN
                                Firstar Bank N.A.
                          425 Walnut Street, M.L. 6118
                              Cincinnati, OH 45202











      This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.